Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital management
Schedule of total equity and debt

Total equity, debt and total assets
in € K
	2025	2024

Total equity including noncontrolling interests	14,282,809	15,768,513
Debt and lease liabilities (including amounts directly associated with assets held for sale)	10,795,605	10,988,807
Total assets	31,002,333	33,566,579
Debt and lease liabilities in % of total assets	34.8	32.7
Total equity in % of total assets (equity ratio)	46.1	47.0

Schedule of Company's rating

Rating (1)
	S&P Global	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.